Commitment and Contingency - Additional Information (Details)				12 Months Ended
	Feb. 09, 2023 USD ($)	Nov. 30, 2022 USD ($)	Jan. 24, 2019 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)	Jun. 28, 2024 USD ($)	Dec. 29, 2023 USD ($)	Nov. 02, 2023 USD ($)	Nov. 02, 2023 KRW (₩)	Jun. 02, 2022 USD ($)
Disclosure of contingent liabilities [line items]
Consideration received		$ 301,654
G-SMATT Global Co., Ltd.
Disclosure of contingent liabilities [line items]
Lease deposit liability										$ 1,544,962	₩ 2,000,000,000
Lease deposit liability, amount obliged to return										$ 231,744	₩ 300,000,000
Trinit Co. Ltd.
Disclosure of contingent liabilities [line items]
Security deposit for contingent claims			$ 4,205,000
Contingent claim, portion of the deposit amount												$ 161,141
Interest rate calculated up to July 2, 2021												5.00%
Additional interest												12.00%
SANGSANGIN Bank
Disclosure of contingent liabilities [line items]
Loss contingency				$ 231,744	₩ 300,000,000
Biox
Disclosure of contingent liabilities [line items]
Consideration received	$ 200,000
Consideration receivable									$ 4,100,000
Allowance for doubtful accounts				$ 4,091,557
Biox | Scenario forecast
Disclosure of contingent liabilities [line items]
Consideration receivable						$ 2,550,000	$ 770,000	$ 770,000